Commitments and contingencies	12 Months Ended
Dec. 31, 2014
Commitments and contingencies [Abstract]
Commitments and contingencies

22. Commitments and contingencies

Commitments

Operating lease commitments

The Group leases certain of its office properties under non-cancellable operating lease arrangements. The terms of the leases do not contain rent escalation, or contingent rent, renewal, or purchase options. There are no restrictions placed upon the Group by entering into these leases.

As of December 31, 2014, the Group had the following operating lease obligations falling due in:

Amount
US$
2015	6,467,053
2016	2,961,415
2017	1,437,673
2018	1,055,059
2019 and thereafter	1,525,756

Total	13,446,956

Capital lease commitments

The Group leases a corporate aircraft under a non-cancellable capital lease arrangement. The terms of the lease do not contain contingent rent clauses.

As of December 31, 2014, the Group had the following minimum lease payments (excluding the portion of the payments representing executory costs, including any profit thereon) falling due in:

Amount
US$
2015	5,683,924
2016	5,683,924
2017	5,683,924
2018	5,683,924
2019 and thereafter	14,209,809
Total minimum lease payments	36,945,505
Less interest	(10,435,662)
Capital lease obligations	26,509,843
Less current maturities of capital lease obligations	(3,010,201)
Long-term capital lease obligations	23,499,642

Other commitments

As of December 31, 2014, the Group had outstanding commitments with respect to non-cancellable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
2015	270,373,732
2016	40,450,741
2017	1,333,500
2018	-
2019 and thereafter	-

Total	312,157,973

Contingencies

As at December 31, 2014, the Group provided guarantees of US$1,305,598,342 (2013: US$1,137,852,245), in favor of its customers in respect of mortgage loans granted by banks to such customers for their purchases of the Group's properties where the underlying real estate ownership certificates can only be provided to the banks on a time delay manner due to administrative procedures in the PRC. Pursuant to the terms of the guarantees, upon default in mortgage payments by these purchasers, the Group is responsible to repay the outstanding mortgage principal together with the accrued interest and penalty owed by the defaulted purchasers to the bank and the Group is entitled to take over the legal titles and possession of the related properties. The Group's guarantee period starts from the date of grant of the relevant mortgage loan and ends upon issuance of real estate ownership certificate which will generally be available within six to twelve months after the purchaser takes possession of the relevant property. The Group paid US$273,987, US$359,551, and US$1,478,386 to satisfy guarantee obligations related to customer defaults for the years ended December 2012, 2013 and 2014, respectively.

The fair value of the guarantees is not significantly different than the net realizable value of the properties and management considers that in case of default in payments, the net realizable value of the related properties can cover the repayment of the outstanding mortgage principal together with the accrued interest and penalty and therefore no provision has been made for the guarantees.

In the prior years, the Group has settled the LAT for three of its projects based on the deemed profit method, which was approved by the local tax bureau. Out of the three projects, one project was liquidated on April 6, 2012 and the statute of limitations of another project expired as of December 31, 2013. The statute of limitations of the remaining project expired on April 27, 2014. Based on the above, there is no longer a contingency related to LAT for the three projects settled in the prior years as of December 31, 2014.

On May 30, 2014, the Zhengzhou Modern City project developed by Henan Xinyuan Real Estate Co., Ltd., completed the LAT final settlement with the local tax bureau. The Company received a tax clearance certificate, which confirmed that the Company's accrual under the deemed profit method was adequate and there was no additional tax adjustments assessed by the local tax bureau as of May 30, 2014. Based on the above, management performed a reassessment and concluded that the likelihood of the deemed profit method being overturned is only reasonably possible, and accordingly reversed the LAT liability accrued for the project amounting to US$16.2 million as of December 31, 2014. The Group's estimate for the reasonably possible contingency related to the Zhengzhou Modern City project amounted to US$16.2 million as of December 31, 2014.